Details of Significant Accounts - Right-of-Use Assets and the Depreciation (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Property, plant and equipment	$ 124,499		$ 61,683	$ 158,245	$ 4,434
Depreciation charges	52,960	$ 1,886	64,754	39,315
Accumulated Depreciation
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Property, plant and equipment	(77,287)		(105,680)	(115,932)	(2,752)
Buildings
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Property, plant and equipment	22,204		22,860	23,516	791
Buildings | Accumulated Depreciation
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Property, plant and equipment	(7,328)		(6,672)	(6,016)	(261)
Testing Equipment
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Property, plant and equipment	78,636		15,846	52,931	2,800
Testing Equipment | Accumulated Depreciation
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Property, plant and equipment	(49,032)		(24,461)	$ (29,653)	(1,746)
Vehicles
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Property, plant and equipment	57		97		2
Vehicles | Accumulated Depreciation
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Property, plant and equipment	(63)		(23)		(2)
Right-of-use assets
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Property, plant and equipment	65,554		107,611		2,334
Depreciation charges	33,053	1,177	47,889
Right-of-use assets | Cost
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Property, plant and equipment	106,331		158,502		3,786
Right-of-use assets | Accumulated Depreciation
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Property, plant and equipment	(40,777)		(50,891)		(1,452)
Right-of-use assets | Buildings
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Property, plant and equipment	65,162		44,415		2,320
Depreciation charges	27,080	964	27,104
Right-of-use assets | Buildings | Cost
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Property, plant and equipment	105,634		71,477		3,761
Right-of-use assets | Buildings | Accumulated Depreciation
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Property, plant and equipment	(40,472)		(27,062)		(1,441)
Right-of-use assets | Testing Equipment
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Property, plant and equipment			62,630
Depreciation charges	5,799	207	20,654
Right-of-use assets | Testing Equipment | Cost
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Property, plant and equipment			86,328
Right-of-use assets | Testing Equipment | Accumulated Depreciation
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Property, plant and equipment			(23,698)
Right-of-use assets | Vehicles
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Property, plant and equipment	392		566		14
Depreciation charges	174	$ 6	131
Right-of-use assets | Vehicles | Cost
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Property, plant and equipment	697		697		25
Right-of-use assets | Vehicles | Accumulated Depreciation
Disclosure Of Detailed Information Of Lease Items Affecting Profit Or Loss [Line Items]
Property, plant and equipment	$ (305)		$ (131)		$ (11)